Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 30, 2020 CNY (¥)
Goodwill [Line Items]
Goodwill		¥ 31,188	$ 4,780	¥ 31,188
Yuancui
Goodwill [Line Items]
Equity interest acquired (as a percent)		51.00%	51.00%
Total consideration	¥ 30,000
Goodwill	¥ 31,188